Leasing - Maturities of Operating and Finance Leases After Adopting 2016-02 (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating leases
2023	$ 202
2024	163
2025	155
2026	156
2027	140
2028 and thereafter	708
Total lease payments	1,524
Less: Imputed interest	188
Total	$ 1,336	$ 1,461